CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Net sales	$ 65,368	$ 66,581	$ 60,667
Cost of sales	53,504	56,311	50,953
Gross profit	11,864	10,270	9,714
Selling, general and administrative expenses	10,026	9,459	8,806
Other income (expenses), net	(425)	(278)	894
Operating income	1,413	533	1,802
Non-operating income (expenses), net	(2,360)	3,884	4,395
Income (loss), before income taxes	(947)	4,417	6,197
Income taxes	373	144	7
Net income (loss) attribute to Deswell Industries, Inc.	(1,320)	4,273	6,190
Other comprehensive income (loss)
Total comprehensive income (loss) attributable to Deswell Industries, Inc.	$ (1,320)	$ 4,273	$ 6,190
Basic:
Net income (loss) per share	$ (0.08)	$ 0.27	$ 0.39
Weighted average common shares outstanding (shares in thousands)	15,914	15,885	15,885
Diluted:
Net income (loss) per share	$ (0.08)	$ 0.27	$ 0.39
Weighted average common shares outstanding (shares in thousands)	15,914	16,059	15,985